497(e)
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED NOVEMBER 21, 2008 TO THE CURRENT PROSPECTUS FOR EQUI-VEST(R)
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This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The following information is added to the state table in "Appendix III: State contract availability and/or variations of certain features and benefits" of the Prospectus.

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State         Features / benefits / charges                                 Availability / variation
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
Mississippi   See "How you can purchase and contribute to your contract"    For all contract types, additional contributions can be
              under "Contract features and benefits"                        made up to the first contract date anniversary only.
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Washington    See "How you can purchase and contribute to your contract"    For NQ contracts, additional contributions can be made
              under "Contract features and benefits"                        up to the first contract date anniversary only. For IRA
                                                                            contracts, additional contributions can be made up to
                                                                            the fourth contract date anniversary.
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









           EQUI-VEST(R) is a registered service mark of AXA Equitable
                            Life Insurance Company.
                 Distributed by its affiliate AXA Advisors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.
                      Copyright 2008. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

888-527 (11/08)                                                   140619 (11/08)
EV801/NB                                                                  x02214